CASH AND CASH EQUIVALENTS AND SHORT-TERM DEPOSITS - DENOMINATED BY CURRENCY (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of cash and cash equivalents [line items]
Carrying amounts of the cash and cash equivalents	¥ 1,485,232	$ 227,622		¥ 1,562,334	$ 239,438		¥ 1,738,753	¥ 1,160,515
RMB
Disclosure of cash and cash equivalents [line items]
Carrying amounts of the cash and cash equivalents	1,458,200			1,473,434
HKD
Disclosure of cash and cash equivalents [line items]
Carrying amounts of the cash and cash equivalents	27,003			88,892
USD
Disclosure of cash and cash equivalents [line items]
Carrying amounts of the cash and cash equivalents	¥ 29			¥ 8

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.